Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of gross reinsurance premiums written by intermediaries

Gross written premium by intermediary	2019	2018	2017
AON Corporation and subsidiaries	24%	26%	22%
Guy Carpenter & Company and subsidiaries	24%	26%	25%
WT Butler and Co. Ltd.	11%	10%	10%
Willis Towers Watson plc and subsidiaries	10%	8%	8%
Total	69%	70%	65%

Schedule of net written premiums by geographic region

(Millions)	2019	2018	2017
United States	$922.3	$794.7	$563.1
Europe	268.9	276.5	262.3
Canada, the Caribbean, Bermuda and Latin America	102.5	103.6	111.4
Asia and Other	208.9	182.3	153.4
Total	$1,502.6	$1,357.1	$1,090.2

Schedule of lease balances within the Consolidated Balance Sheets
The following table presents the lease balances within the Consolidated Balance Sheets as of December 31, 2019:

(millions)	Balance Sheet Classification	December 31, 2019
Operating lease right-of-use assets	Other assets	$27.4
Current lease liabilities	Other liabilities	$8.3
Non-current lease liabilities	Other liabilities	$21.0

Schedule of weighted average remaining lease term and weighted average discount rate
The following table presents weighted average remaining lease term and weighted average discount rate as at December 31, 2019:

Weighted average lease term (years) as of December 31, 2019
Leased offices	7 years
Leased equipment	3 years
Weighted average discount rate:
Leased offices	3.7%
Leased equipment	3.4%

Schedule of future annual minimum rental payments required under non cancellable leases for office space
The following table presents future annual minimum rental payments required under non-cancellable leases and the present value discount to arrive at total lease liability as of December 31, 2019:

(Millions)	Future Payments
2020	$9.3
2021	8.0
2022	7.1
2023	4.4
2024	2.0
2025	0.6
2026 and after	0.2
Total future annual minimum rental payments as at December 31, 2019	31.6
Less: present value discount	(2.3)
Total lease liability as of December 31, 2019	$29.3